Compensation of Key Management Personnel - Summary of the Remuneration of the Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Current employee benefits	$ 10,083	$ 5,953	$ 7,750
Pension costs	267	268	293
Share-based payments	16,842	3,685	6,515
Termination benefits	2,919	3,651
Remuneration of key management personnel	$ 30,111	$ 13,557	$ 14,558